SCHEDULE OF FAIR VALUE ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Fair value		$ 11,152,151
Applied Discount Rate [Member]
Weighted average		79.10%
Common Share Class Volatility [Member]
Weighted average		46.10%
Preferred Stock Class Volatility [Member]
Weighted average		3.90%
Negotiation Discount [Member]
Weighted average		1.60%
Maximum [Member]
Weighted average		90.00%
Minimum [Member]
Weighted average		10.00%